SCHEDULE OF POTENTIALLY DILUTIVE INSTRUMENTS OUTSTANDING (Details) - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Net loss	$ (6,711,537)	$ (37,685,163)
Weighted Average Number of Shares Outstanding, Diluted	374,987,603	274,108,025
Earnings Per Share, Diluted	$ (0.02)	$ (0.14)
Total potential incremental shares	540,586,848	1,338,876,599
Convertible Notes [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potential incremental shares	333,333,333	663,546,451
Stock Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potential incremental shares	200,933,515	669,010,148
Convertible Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potential incremental shares	6,320,000	6,320,000